Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Principal Outstanding	$ 134.7	$ 134.7
Deferred finance charges	(12.5)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Carrying value short-term debt	118.1	118.1
2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	75.0	75.0
2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	25.0	25.0
Additional 2028 Notes and Further Additional 2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	26.0	26.0
Additional 2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	$ 8.7	$ 8.7